Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 268,455,000.00
Total Fee Amount	37,073.64
Total Offset Amount	0.00
Net Fee	$ 37,073.64
Offering Table N/A
Offset Table N/A	N/A